Basis of Preparation and Presentation	12 Months Ended
Dec. 31, 2017
Basis Of Preparation And Presentation [Abstract]
Basis of Preparation and Presentation
2.	BASIS OF PREPARATION AND PRESENTATION

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These consolidated financial statements were approved for issuance by the Board of Directors on March 28, 2018.

These consolidated financial statements are expressed in US dollars, the Company’s presentation currency, and have been prepared on a historical cost basis. The accounting policies set out in Note 3 have been applied consistently to all years presented in these consolidated financial statements.

As authorized by its shareholders, the Company implemented a consolidation of its outstanding common shares effective from November 8, 2017 on the basis of one new common share for every five outstanding common shares. The share consolidation affected all issued and outstanding common shares, options and warrants. All information relating to basic and diluted earnings per share, issued and outstanding common shares, share options (note 9), restricted share units (note 9), deferred share units (note 9) and warrants (note 9), and per share amounts in these consolidated financial statements have been adjusted retrospectively to reflect the share consolidation.

The Company changed its fiscal year end from September 30 to December 31, effective 2016, so the comparative period is the fifteen-month period from October 1, 2015 to December 31, 2016. The Company changed its year end in order to align it with the Joint Venture (as defined in Note 5) for reporting and planning purposes as well as to bring its financial reporting timetable in line with the other companies in the industry.